LEASES (Tables)	9 Months Ended
Sep. 30, 2025
Lease [Abstract]
Summary of Carrying Amounts of The Right-of-use Assets and Movements
The carrying amounts of the Company’s right-of-use assets and the movements for the nine months ended September 30, 2025 are as follows:

(Dollars in thousands)	2025
Right-of-use assets at January 1, 2025	$101,932
Additions	43,786
Disposals	(458)
Impairment	(974)
Exchange realignment	8,271
Depreciation of right-of-use assets	(10,219)
Right-of-use assets at September 30, 2025	$142,338

Summary of Lease Liabilities Measured at Present Value of Lease Payments to be Made Over Lease Term	The balance of the Company’s lease liabilities and the movements for the nine months ended September 30, 2025 are as follows:

(Dollars in thousands)	2025
Carrying amount at January 1, 2025	$49,407
Additions	42,487
Accretion of interest recognized during the period	2,265
Payments	(4,907)
Exchange realignment	6,183
Carrying amount at September 30, 2025	$95,435
Analyzed into:
Current portion	$7,374
Non-current portion	$88,061
Carrying amount at September 30, 2025	$95,435